Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [abstract]
Income Taxes

28.   Income Tax

(a)    Reconciliation of Effective Tax Rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Years ended December 31,
	2019	2018
Net income before tax	$43,971	$67,340
Statutory tax rate	27.0%	27.0%
Anticipated income tax at statutory rates	11,872	18,182
Non-deductible expenditures	2,507	1,935
Differences between Canadian and foreign tax rates	1,353	2,159
Changes in estimate	856	(679)
Effect of change in tax rates	345	299
Inflation adjustment	(12,158)	(6,408)
Impact of foreign exchange	11,773	10,377
Changes in deferred tax assets not recognized	(2,254)	(287)
Mining taxes	3,241	4,383
Withholding taxes	2,367	3,180
Other items	273	209
Total income tax expense	$20,175	$33,350

Total income tax represented by:
Current income tax expense	$32,631	$30,563
Deferred tax expense	(12,456)	2,787
	$20,175	$33,350

(b)    Tax Amounts Recognized in Profit or Loss

	Years ended December 31,
	2019	2018
Current tax expense
Current taxes on profit for the year	$32,246	$30,515
Changes in estimates related to prior years	385	48
	$32,631	$30,563

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	$(13,678)	$3,216
Changes in estimates related to prior years	479	(728)
Effect of differences in tax rates	398	16
Effect of changes in tax rates	345	283
	$(12,456)	$2,787

Total tax expense	$20,175	$33,350

(c)    Deferred Tax Balances

The significant components of the recognized deferred tax assets and liabilities are:

	December 31,	December 31,
	2019	2018
Deferred tax assets:
Reclamation and closure cost obligation	$9,530	$4,594
Carried forward tax loss	14,020	3,386
Accounts payable and accrued liabilities	7,731	5,642
Deductibility of resource taxes	3,140	3,436
Lease obligations	5,317	-
Other	1	190
Total deferred tax assets	$39,739	$17,248

Deferred tax liabilities:
Mineral properties	$(44,825)	$(34,541)
Mining and foreign withholding taxes	(5,281)	(8,412)
Equipment and buildings	(3,621)	(4,413)
Convertible debenture	(1,857)	-
Inflation	(4,939)	-
Other	(131)	(1,326)
Total deferred tax liabilities	$(60,654)	$(48,692)

Net deferred tax liabilities	$(20,915)	$(31,444)

	2019	2018
Classification:
Deferred tax assets	$-	$-
Deferred tax liabilities	(20,915)	(31,444)
Net deferred tax liabilities	$(20,915)	$(31,444)

The Company's movement of net deferred tax liabilities is described below:

	2019	2018
At January 1	$31,444	$28,657
Deferred income tax (recovery) expense through income statement	(12,456)	2,787
Deferred income tax expense through equity	1,927	-
At December 31	$20,915	$31,444

(d)    Unrecognized Deferred Tax Assets and Liabilities

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	December 31,	December 31,
	2019	2018
Unrecognized deductible temporary differences and unused tax losses:
Non capital losses	$72,156	$81,188
Provisions	5,074	5,173
Share issue costs	2,174	3,354
Mineral properties, plant and equipment	-	244
Lease obligation	656	-
Derivative liabilities	894	-
Capital losses	2,496	2,326
Investments in associates	1,397	-
Unrecognized deductible temporary differences	$84,847	$92,285

As at December 31, 2019, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries. The temporary difference associated with investments in subsidiaries aggregate as follow:

	December 31,	December 31,
	2019	2018
Mexico	$198,214	$97,705
Peru	54,618	69,669

(e)    Tax Loss Carry Forwards

Tax losses have the following expiry dates:

		December 31,		December 31,
	Year of expiry	2019	Year of expiry	2018
Canada	2026 - 2039	$84,200	2026 - 2038	$81,000
Argentina	2020 - 2024	42,500	2019 - 2023	11,900
Mexico	2021 - 2029	369	2021 - 2028	349
Peru	2021	70	2021	238

In addition, as at December 31, 2019, the Company has accumulated Canadian resource-related expenses of $8,188 (2018 - $6,582) for which the deferred tax benefit has not been recognized.